Notes Payable, Due to Related Party and Convertible Debentures	9 Months Ended		12 Months Ended
	Jan. 31, 2021	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2019
Notes Payable, Due to Related Party and Convertible Debentures

Note 4 - Notes Payable

A.	PayPal

PayPal is an electronic commerce company that facilitates payments between parties through online funds transfers. The Company processes certain customer payments ordered on its e-commerce site through PayPal. In November 2019, Rotor Riot entered into an agreement with PayPal under which it borrowed $100,000. The note was repaid in January 2021. In January 2021, Rotor Riot borrowed $75,444 from PayPal which is being repaid through daily payments equal to 20% of the net amount of each customer payment. The balance outstanding at January 31, 2021 was $75,369.

B.	Shopify Capital

Shopify Capital is an affiliate of Shopify, Inc. which provides sales software and services to the Company.  The Company processes customer transactions ordered on the e-commerce site for Rotor Riot through Shopify.  Shopify Capital has entered into multiple agreements with the Company in which it has “purchased receivables” at a discount.  Shopify retains a portion of the Company’s daily receipts until the purchased receivables have been paid.  The Company recognizes the discount as a finance charge, in full, in the month in which the agreement is executed.  The Company assumed an existing agreement when it acquired Rotor Riot in January 2020.  This agreement was repaid in May 2020.  Since then, the Company has entered into the following agreements with Shopify:

Date of Transaction	Purchased Receivables	Payment to Company	Withholding Rate	Status at January 31, 2021
May 2020	$158,200	$140,000	17%	Completed – October 2020
September 2020	$209,050	$185,000	17%	$101,910 Outstanding

Note 5 - Due to Related Party

A.	Short Term

I.	Note Payable to BRIT, LLC

BRIT, LLC, formally known as Brains Riding in Tanks, LLC, was the largest shareholder of Rotor Riot. Following the Merger, BRIT is a significant shareholder in the Company. The controlling shareholder of BRIT is now employed in a management role with the Company.

Under the terms of the Merger Agreement, the Company issued a promissory note to BRIT, LLC in the principal amount of $175,000. The promissory note bears interest at 4.75% annually and provides for monthly principal payments of $3,500. The outstanding principal amount and all accrued interest is due on the earlier of (a) January 23, 2021 or (b) the closing of an equity offering by the Company of at least $3,500,000. The principal balance and accrued interest on the note totaled $153,814 and $8,517 at January 31, 2021, respectively.

II.	Obligations of BRIT, LLC

BRIT incurred certain financial obligations in support of the operations of Rotor Riot which the Company assumed responsibility to pay at the effective time of the Merger. These obligations bear interest at annual rates ranging from 7.5% to 21.74%. The outstanding balance totaled $167,730 at January 31, 2021.

III.	Payable to Aerocarve

In August 2020 and December 2020, the Company received advances totaling $79,000 from Aerocarve, which is controlled by the Company’s Chief Executive Officer. The parties agreed that the funds would bear interest at 5% annually until repaid. The balance owed at January 31, 2021 was $74,000.

B.	Long Term

I.	Payable to Greg French

In connection with the acquisition of Fat Shark as of November 2, 2020, the Company issued a secured promissory note in the amount of One Million Seven Hundred Fifty-Three Thousand Dollars ($1,753,000) to the seller, Greg French, which matures on November 1, 2023. The note bears interest at 3% annually.

Note 6 - Convertible Debentures

In November 2019, we issued a convertible note in the principal amount of $300,000 to one accredited investor and in December 2019, we issued a convertible note in the principal amount of $125,000 to a director and a convertible note in the principal amount of $25,000 to our chief executive officer (collectively, the “2019 Notes”). In September and October 2020, the entire $450,000 of 2019 Notes, plus accrued interest totaling $45,204, was converted into 710,444 shares of common stock. The Notes had a term of 2 years and accrued interest at an annual rate of 12% through the date of conversion.

In October 2020, we closed a private offering in which we sold $600,000 of convertible promissory notes (“Promissory Notes”) and issued warrants to purchase 399,998 shares of common stock.  The Promissory Notes accrue interest at 12% annually, and the principal and accrued interest is due two (2) years from the date of issuance.  The Promissory Notes are convertible into shares of our common stock at a price equal to the lower of $1.00, or (b) at a price equal to 75% of the price of securities sold in a Qualified Offering.  The terms of a Promissory Note will be amended if a holder believes that a security issued, or amended, after the issuance of the Promissory Note includes any term or provision more favorable than those provided in the Notes.  The warrants are exercisable for five (5) years and entitle the holder to purchase common shares at a price equal to the lower of (i) $1.50, or (ii) a 25% discount to the price per share of common stock offered in a Qualified Offering.  In March 2021, the Company received notice from 100% of the holders of their intent to convert the entire amount of their Notes, plus accrued interest, into shares of common stock.  The conversion and issuance had not yet been processed and completed at the date of the filing of this report on Form 10-Q.

In January 2021, we closed a private offering, resulting in gross proceeds of $500,000, of Units consisting of (i) a convertible note and (ii) a warrant to purchase the number of shares of common stock equal to 135% of the dollar amount of the Note.  The convertible notes (the “Notes”) accrue interest at 12% annually, and the principal and accrued interest is due two (2) years from the date of issuance.  The Notes are convertible into shares of our common stock at a price equal to the lower of (a) $1.00, if the conversion occurs prior to a “Qualified Offering”, or (b) a 25% discount of the price per share of common stock offered in a Qualified Offering.  The Notes may be converted at any time by the holder but will automatically convert upon the closing of a Qualified Offering.  The terms of a Note will be amended if a holder believes that a security issued, or amended, after the issuance of the Note includes any term or provision more favorable than those provided in the Notes.  The conversion price of the Notes will be reduced if the Company issues any security at an effective price lower than the conversion price of the Notes.  The warrants are exercisable for five (5) years and entitle the holder to purchase common shares at a price equal to the lower of (i) $1.50, or (ii) a 25% discount to the price per share of common stock offered in a Qualified Offering.  In March 2021, the Company received notice from 100% of the holders of their intent to convert the entire amount of their Notes, plus accrued interest, into shares of common stock.  The conversion and issuance had not yet been processed and completed at the date of the filing of this report on Form 10-Q.

Note 4 – Notes Payable

In connection with the merger agreement with Rotor Riot, the Company agreed to assume certain financial obligations of Rotor Riot totaling $216,099 in the aggregate. A summary of these obligations is as follows:

A.	Note Payable to PayPal

In November 2019, Rotor Riot entered into an agreement with PayPal under which it borrowed $100,000. PayPal is an electronic commerce company that facilitates payments between parties through online funds transfers. The Company processes certain customer payments ordered on its e-commerce site through PayPal. The note is being repaid through 52 weekly payments of $2,056 ending in November 2020, resulting in an effective interest rate of 16%. The balance outstanding at April 30, 2020 was $61,673.

B.	Note Payable to Shopify Capital

In August 2019, Rotor Riot entered into an agreement with Shopify Capital under which it sold $176,000 of “Purchased Receivables” for total consideration of $160,000. Shopify Capital is an affiliate of Shopify, Inc. which provides sales software and services to the Company. The Company processes customer transactions ordered on its e-commerce site through Shopify which will retain 14% of daily receipts until a total of $176,000 is retained. The balance outstanding at April 30, 2020 was $7,875.

C.	Note Payable to Race Day Quads

During 2019, Rotor Riot purchased inventory from Race Day Quads (“RDQ”), an online retailer of drone racing parts. The owner of Race Day Quads acquired a Membership Interest in Rotor Riot in March 2019. In October 2019, RDQ agreed to allow Rotor Riot to pay for $82,141 of inventory purchases on an installment basis through June 2020. The balance outstanding at January 31, 2020 was $49,223. The Company has been in discussions with RDQ regarding the payment of the remaining balance.

Note 5 – Due to Related Party

BRIT, LLC, formally known as Brains Riding in Tanks, LLC, was the largest shareholder of Rotor Riot. Following the Merger, BRIT is a significant shareholder in the Company. The controlling shareholder of BRIT is now employed in a management role with the Company.

A.	Note Payable to BRIT, LLC

Under the terms of the Merger Agreement, the Company issued a promissory note to BRIT, LLC in the principal amount of $175,000. The promissory note bears interest at 4.75% annually and requires $3,500 of the principal amount to be paid monthly. The outstanding principal amount and all accrued interest is due on the earlier of (a) January 23, 2021 or (b) the closing of an equity offering by the Company of at least $3,500,000. The balance outstanding at April 30, 2020 totaled $164,234. In addition, accrued interest totaled $2,232 at April 30, 2020.

B.	Obligations of BRIT, LLC

BRIT incurred certain financial obligations in support of the operations of Rotor Riot which the Company has agreed to assume responsibility to pay. The total amount assumed was $167,939 which equals the balance outstanding at January 31, 2020. These obligations bear interest at annual rates ranging from 7.5% to 21.74%. The outstanding balance of these assumed obligations totaled $72,299 at April 30, 2020.

Note 6 – Convertible Debentures

In November 2019 we issued a convertible note in the principal amount of $300,000 to one accredited investor and in December 2019 we issued a convertible note in the principal amount of $125,000 to a director and a convertible note in the principal amount of $25,000 to our chief executive officer (collectively, the “Notes”). The Notes have a term of 2 years and bear interest at a rate of 12% which accrues and is payable in full when the Notes mature. Interest on the Notes may be paid in cash or in shares of common stock of the Company at the Conversion Price (as defined below).The Notes are convertible into shares of common stock at the holder’s sole discretion as follows: (A) prior to consummating an equity financing which generates gross proceeds of not less than $3,000,000 (a “Qualified Offering”), then at the 30 day volume weighted average of the closing price of a share of our common stock as listed or quoted on the market in which the shares are then traded or listed, or (B) after we have consummated a Qualified Offering, at 40% of the price per share of common stock sold in the Qualified Offering (the “Conversion Price”) . We may, upon 10 business days advance notice, elect to pre-pay the Note, including all accrued interest, in whole or in part, provided that any such prepayment prior to the one-year anniversary of the Note issuance shall be at a price equal to 112% of the then outstanding original principal amount. Upon an event of default, as described in the Notes, the outstanding principal and interest shall become immediately due and payable. Additionally, under the Note, unless waived by the holder, the holder shall not be entitled to convert the Note if such conversion would result in beneficial ownership by the holder and its affiliates of more than 9.99% of the outstanding shares of common stock of the Company on such date. Based on the Company’s results since inception, both on an operating and capital raising basis, we believe that it is more likely than not that the Company will not be able to complete an equity financing of at least $3,000,000 during the term of the Notes. In addition, we do not believe that the Company will be able to pre-pay the Notes prior to the one year anniversary of their issuance. Based on these conclusions, the Company has not recognized a beneficial conversion feature or a derivative liability in connection with the convertible debentures.

FAT SHARK HOLDINGS
Notes Payable, Due to Related Party and Convertible Debentures

Note 2 – Notes Payable

In connection with its initial capitalization, the Company entered into an agreement with its sole shareholder to secure up to $2,000,000 in debt financing. The agreement provides for an interest rate of 1% annually and a term of twenty years. The Company borrowed $100,000 in July 2017 and an additional $1,700,000 in September 2017. In May 2019, the Company made a payment of $507,912 and in August 2019, the Company made an additional payment of $355,817. The principal balance and accrued interest totaled $978,841 at September 30, 2020. Interest expense totaled $7,028 and $0 for the years ended September 30, 2020 and 2019, respectively. In connection with the acquisition of the Company in November 2020, the Note was forgiven. See Note 5 for further information.

Note 2 – Notes Payable

In connection with its initial capitalization, the Company entered into an agreement with its sole shareholder to secure up to $2,000,000 in debt financing. The agreement provides for an interest rate of 1% annually and a term of twenty years. The Company borrowed $100,000 in July 2017 and an additional $1,700,000 in September 2017. In May 2019, the Company made a payment of $507,912 and in August 2019, the Company made an additional payment of $355,817. The principal balance and accrued interest totaled $936,271 and $35,542, respectively, at December 31, 2019. Interest expense totaled $13,230 and $22,312 for the years ended December 31, 2019 and 2018, respectively. In connection with the acquisition of the Company in November 2020, the Note was forgiven. See Note 5 for further information.